Changes in Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Changes in Material Accounting Policies [Abstract]
Changes in material accounting policies
3.	Changes in material accounting policies

Application of new and revised International Financial Reporting Standards (“IFRSs” or “IAS”) that are mandatorily effective for the current year

In the current year, the Group has applied a number of new and amended IFRS and interpretations issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective for an accounting period that begins on or after January 1, 2025. The conclusions related to their adoption are described as follows:

New and amended IFRS Standards that are effective for the current year

The Group adopted the following amendments in the current year:

●	Amendments to IAS 21 – Absence of Convertibility (1). The Group did not have an impact from this amendment because it has not entered into transactions with currencies that are considered non-exchangeable so far.

New and revised IFRS Standards in issue but not yet effective

As of the date of issuance of these financial statements, the Group has not applied the following new and revised IFRS, nor improvements issued by the IASB that have been published but are not yet effective.

●	IFRS 18 Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after 1 January 2027). IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial position, statement of profit or loss and the disclosure of performance measures defined by Management within the financial statements.

Management is currently assessing the detailed implications of applying the new standard on the Group’s consolidated financial statements. From the high-level preliminary assessment performed, the following potential impacts have been identified:

●	Although the adoption of IFRS 18 will have no impact on the Group’s net profit, the Group expects that grouping items of income and expenses in the statement of profit or loss into the new categories will impact on how operating profit is calculated and reported. From the high-level impact assessment that the Group has performed, the following items might potentially impact operating profit:

o	IFRS 18 has specific requirements regarding the category in which gains or losses on derivatives are recognized, which is the same category as the risk-related income and expenses used for managing derivatives.
●	The line items presented on the primary financial statements might change as a result of the application of the concept of ‘useful structured summary’ and the enhanced principles on aggregation and disaggregation. In addition, since goodwill will be required to be separately presented in the statement of financial position, the Group will disaggregate goodwill and other intangible assets and present them separately in the statement of financial position.

●	The Group does not expect there to be a significant change in the information that is currently disclosed in the notes because the requirement to disclose material information remains unchanged; however, the way in which the information is grouped might change as a result of the aggregation/disaggregation principles. In addition, there will be significant new disclosures required for:

o	Management-defined performance measures;

o	a break-down of the nature of expenses for line items presented by function in the operating category of the statement of profit or loss – this break-down is only required for certain nature expenses; and

o	for the first annual period of application of IFRS 18, a reconciliation for each line item in the statement of profit or loss between the restated amounts presented by applying IFRS 18 and the amounts previously presented applying IAS 1.

●	From a cash flow statement perspective, IFRS 18 introduces changes to the starting point of cash flow and the way interest received and interest paid are presented.

The Group will apply the new standard from its mandatory effective date of January 1, 2027. Retrospective application is required, and so the comparative information for the financial year ending December 31, 2026, 2025 and 2024, will be restated in accordance with IFRS 18.

In addition, the Group does not see potential impacts from its adoption, of the following standards and amendments considering that some are not of significant applicability and others are totally not applicable to the balances and transactions carried out by the Group.

●	Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments (1). The Group does not expect these amendments to have an impact on the measurement and classification of its financial instruments.

●	Amendments to IFRS 9 and IFRS 7 – Accounting for nature-dependent electricity contracts (1). The Group does not expect that these modifications will have an impact derived from this amendment because to date it has not contracted electricity services dependent on nature.

●	Annual Amendments to International Financial Reporting Standards – Volume 11 (1). The Group does not foresee any impacts from the annual amendments considering that the main purpose of these amendments is to increase the clarity of the affected standards.

●	IFRS 19 – Disclosures by Subsidiaries without Public Accountability (2). The Group is in the process of analyzing the new requirements and the benefits of reduced disclosures when adopting IFRS 19. The Group will evaluate the possible impacts on entities that could adopt this new standard to determine whether it will choose to apply IFRS 19.
(1)	Effective for annual periods beginning on or after January 1, 2026.
(2)	Effective for annual periods beginning on or after January 1, 2027.